UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5577
The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)
200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)
Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments. – The schedules of  investments for the period ended January 31, 2005 are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Face Amount		Value
AGENCY DISCOUNT NOTES — 36.5%
	Federal Home Loan Bank — 11.7%
$25,000,000	2.30% due 2/3/05	$24,996,806
25,000,000	2.30% due 2/4/05	24,995,208
5,000,000	2.296% due 2/16/05	4,995,217
7,742,000	2.336% due 4/22/05	7,701,810
5,000,000	2.714% due 7/11/05	4,939,689
		67,628,730

	Federal Home Loan Mortgage Corporation — 11.3%
5,000,000	2.265% due 2/8/05	4,997,798
5,000,000	1.81% due 2/15/05	4,996,481
10,000,000	2.06% due 2/22/05	9,987,983
3,149,000	2.45% due 5/3/05	3,129,498
7,148,000	2.565% due 6/7/05	7,083,829
10,000,000	2.595% due 6/14/05	9,904,129
5,000,000	2.76% due 7/12/05	4,938,283
10,000,000	2.79% due 7/26/05	9,864,375
10,000,000	3.00% due 12/12/05	9,738,333
		64,640,709

	Federal National Mortgage Association — 11.6%
10,000,000	2.19% due 2/9/05	9,995,133
5,000,000	1.83% due 2/16/05	4,996,188
10,000,000	2.21% due 2/16/05	9,990,792
1,590,000	2.34% due 2/23/05	1,587,726
5,000,000	2.40% due 3/9/05	4,987,999
1,070,000	2.15% due 3/23/05	1,066,805
10,000,000	2.47% due 4/6/05	9,956,089
10,000,000	2.54% due 4/13/05	9,949,906
4,500,000	0.00% due 5/25/05	4,464,264
5,000,000	2.66% due 6/6/05	4,953,819
5,000,000	2.609% due 6/15/05	4,951,444
		66,900,165
	TOTAL AGENCY DISCOUNT NOTES
	(Cost $199,169,604)	199,169,604

Face Amount		Value
AGENCY NOTES — 14.9%
	Federal Farm Credit Bank — 0.4%
$2,200,000	4.375% due 4/15/05	$2,208,774

	Federal Home Loan Bank — 4.8%
4,000,000	1.50% due 3/1/05	3,997,100
2,060,000	4.625% due 4/15/05	2,068,937
2,200,000	1.625% due 4/15/05	2,196,164
12,565,000	4.125% due 5/13/05	12,619,386
1,000,000	1.56% due 5/13/05	997,214
1,000,000	1.625% due 6/15/05	996,205
5,000,000	2.125% due 11/15/05	4,971,750
		27,846,756

	Federal Home Loan Mortgage Corporation — 1.9%
3,326,000	3.875% due 2/15/05	3,327,863
7,900,000	4.25% due 6/15/05	7,945,932
		11,273,795
	Federal National Mortgage Association — 8.8%
5,000,000	1.375% due 2/14/05	4,998,456
13,433,000	7.125% due 2/15/05	13,456,617
13,000,000	1.40% due 2/25/05	12,993,633
7,273,000	3.875% due 3/15/05	7,287,636
10,000,000	1.55% due 5/4/05	9,977,523
1,835,000	5.75% due 6/15/05	1,854,780
		50,568,645
	TOTAL AGENCY NOTES
	(Cost $91,897,970)	91,897,970

FLOATING RATE BONDS — 3.4%
	Federal National Mortgage Association
5,000,000	1.50% due 2/14/05	4,998,975
9,500,000	1.50% due 2/15/05	9,497,846
5,000,000	1.79% due 10/7/05	5,004,687

	TOTAL FLOATING RATE BONDS
	(Cost $19,501,508)	19,501,508

Face Amount
REPURCHASE AGREEMENTS — 45.3%
$140,000,000	With Bear Sterns, Inc., dated 01/31/05, principal and interest in the amount of $140,009,722 due 02/01/05, (collateralized by FHLMC #2755 with a par value of $9,343,436, coupon rate of 2.88%, due 05/15/33, market value of $9,385,481, FHLMC #2777 with a par value of $45,492,500, coupon rate of 2.78%, due 02/15/33, market value of $45,519,795, FHLMC #2763 with a par value of $44,620,000, coupon rate of 2.83%, due 04/15/32, market value of $44,713,702)		$140,000,000
20,000,000	With Merrill Lynch & Co., Inc., dated 01/31/05, principal and interest in the amount of $20,085,422, due 03/28/05, (collateralized by FHLMC #120002 with a par value of $21,108,493 coupon rate of 3.647%, due 09/01/31, market value of $20,827,750)		20,000,000
81,105,301	With Merrill Lynch & Co., Inc., dated 01/31/05, principal and interest in the amount of $81,110,821, due 02/01/05, (collateralized by FNMA #725652 with a par value of $33,182,056, coupon rate of 4.341%, due 05/01/33, market value of $33,145,556, FNMA #461353 with a par value of $20,400,402, coupon rate of 4.829%, due 08/01/33, market value of $20,400,402, FNMA #765581 with a par value of $19,977,307, coupon rate of 4.493%, due 11/01/41, market value of $19,933,757)		81,105,301
20,000,000	With UBS Paine Webber Group., Inc., dated 01/31/05, principal and interest in the amount of $20,001,356, due 02/01/05, (collateralized by FNMA #769491 with a par value of $20,008,091, coupon rate of 5.50%, due 02/01/34, market value of $20,408,252) FNMA #461353 with a par value of $20,400,402, coupon rate of 4.829%, due 08/01/33, market value of $20,400,402, FNMA #765581 with a par value of $19,977,307, coupon rate of 4.493%, due 11/01/41, market value of $19,933,757)		20,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $261,105,301)		261,105,301

TOTAL INVESTMENTS
(Cost $571,674,383) (1)		99.2%	$571,674,383
OTHER ASSETS IN EXCESS OF LIABILITIES		0.8	4,530,561
NET ASSETS		100.0%	$576,204,944

(1)	Aggregate cost for federal tax purposes was $571,674,383.
Abbreviations:
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — 95.6%
	Daily Variable/Floating Rate Notes — 52.5%
$800,000	California State, Economic Recovery, Series C-2, (SPA: Bank of America),
	1.90% due 7/1/23 + (1)	$800,000
5,700,000	California State, Economic Recovery, Series C-5, (SPA: Bank of America),
	1.82% due 7/1/23	5,700,000
7,370,000	California State, School Improvements, Series A, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirment),
	1.79% due 5/1/34	7,370,000
6,500,000	California State, Series A, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%),
	1.96% due 5/1/33	6,500,000
9,800,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured),
	1.75% due 6/15/21	9,800,000
8,100,000	Connecticut State Health & Educational Facilities Authority, Edgehill Project Revenue, UPDATES, Series C, (LOC: KBC Bank N. V.),
	1.80% due 7/1/27	8,100,000
2,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-1,
	1.92% due 7/1/29	2,100,000
6,220,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospital of Cleveland, (LOC: Chase Manhattan Bank),
	1.82% due 1/1/16	6,220,000
8,010,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	1.75% due 12/1/15	8,010,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, Revenue Refunding, Exxon Corp. Project,
	1.85% due 11/1/19	6,300,000
3,200,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project,
	1.75% due 10/1/24	3,200,000

$1,100,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America),
	1.90% due 11/1/15	$1,100,000
14,700,000	Idaho State Health Facilities Authority, Revenue, St. Luke’s Medical Center Project, (SPA: Harris Trust & Savings Bank), (FSA Insured),
	1.82% due 7/1/30	14,700,000
8,800,000	Irvine Ranch, California, Water District Revenue, Certificates of Participation, (LOC: Landesbank Baden-Wurttemberg),
	1.90% due 8/1/16	8,800,000
940,000	Irvine Ranch, California, Water District Revenue, Series A, (LOC: State Street Bank & Trust Co.):
	1.79% due 9/1/06	940,000
1,000,000	1.90% due 1/1/21	1,000,000
3,705,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurt),
	1.79% due 6/1/15	3,705,000
2,700,000	Irvine Ranch, California, Water District, General Obligation, Series A, Refunding, (LOC: BankAmerica),
	1.79% due 5/1/09	2,700,000
6,906,000	Irvine, California, Improvement Board, Limited Obligation, Special Assessment, Assessment District 93-14, (LOC: BankAmerica),
	1.90% due 9/2/25	6,906,000
100,000	Irvine, California, Special Assessment, Assessment District 00-18, Series A, (LOC: Bank of New York),
	1.88% due 9/2/26	100,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Project, Refunding,
	1.94% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co.,
	1.98% due 5/1/29	4,000,000
8,140,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board,
	1.82% due 9/1/20	8,140,000

$10,375,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board,
	1.82% due 9/1/20	$10,375,000
8,900,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, Exxon Corp. Project,
	1.75% due 11/1/14	8,900,000
1,600,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining, Series B, (LOC: J.P. Morgan Chase),
	1.93% due 7/1/32	1,600,000
1,830,000	Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital, Series B, (MBIA Insured), (SPA: First Union National Bank),
	1.82% due 7/1/29	1,830,000
3,175,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Corp. Project, Class C,
	1.75% due 11/1/14	3,175,000
3,900,000	Lincoln County, Wyoming, Pollution Control Revenue, Project-D,
	1.75% due 11/1/14	3,900,000
6,885,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	1.87% due 12/1/25	6,885,000
13,900,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E,
	1.90% due 2/15/38	13,900,000
11,150,000	Louisiana State, Public Facilities Authority, Industrial Development, Kenner Hotel Ltd., (LOC: BankAmerica, NA),
	1.90% due 12/1/15	11,150,000
3,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Capital Asset Project, Series D, (SPA: State Street Bank & Trust Co.), (MBIA Insured),
	1.90% due 1/1/35	3,500,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	1.94% due 12/1/30	2,300,000
6,200,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: Westdeutsche Landesbank),
	1.90% due 7/1/35	6,200,000

$11,695,000	New Jersey, Economic Development Authority Revenue, Stolthaven Project, Series A, (LOC: Citibank NA),
	1.86% due 1/15/18	$11,695,000
17,060,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F,
	1.70% due 7/1/23	17,060,000
10,670,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	1.80% due 11/1/24	10,670,000
3,265,000	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase),
	1.83% due 8/15/20	3,265,000
2,100,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase):
	1.83% due 8/1/20	2,100,000
1,410,000	1.83% due 8/1/21	1,410,000
1,540,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (FGIC Insured):
	1.90% due 6/15/22	1,540,000
4,600,000	1.90% due 6/15/23	4,600,000
9,570,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, (SPA: Credit Local de France),
	1.83% due 6/15/33	9,570,000
3,020,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	1.83% due 6/15/35	3,020,000
11,020,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: BankAmerica),
	1.82% due 10/1/22	11,020,000
200,000	North Carolina Medical Care Commission, (Aces-Pooled Financing),
	1.93% due 10/1/13	200,000
1,375,000	North Central, Texas, Health Facility Development Corp., (Presbyterian Medical Center),
	1.82% due 12/1/15	1,375,000
1,800,000	Orange County, California, Sanitation Districts Partnership, Series B, Refunding, (SPA: Credit Locale de France),
	1.88% due 8/1/30	1,800,000

$8,180,000	Peninsula Ports Authority, Virginia, Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA),
	1.82% due 7/1/16	$8,180,000
5,700,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Project, Refunding,
	1.90% due 8/15/20	5,700,000
4,700,000	Union County, New Jersey, Pollution Control Financing Authority, Revenue Refunding, Exxon Corp. Project,
	1.79% due 10/1/24	4,700,000
11,730,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	1.82% due 2/15/31	11,730,000
2,300,000	Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project,
	1.75% due 10/1/25	2,300,000
1,225,000	Valdez, Alaska, Marine Ternminal Revenue, ExxonMobile Pipeline Co, Project,
	1.75% due 12/1/29	1,225,000
	Total Daily Variable/Floating Rate Notes
	(Cost $304,066,000)	304,066,000

	Weekly Variable/Floating Rate Notes — 43.1%
3,200,000	Alabama State Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (SPA: FGIC), (LOC: Barclays Bank PLC),
	1.73% due 4/1/15	3,200,000
5,605,000	Bexar County, Texas Housing Finance Corp., Multi Family Housing Revenue, Aamha LLC Project, (Credit Support: FNMA),
	1.85% due 12/15/25	5,605,000
7,365,000	Burke County, Georgia, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured),
	1.83% due 1/1/19	7,365,000
3,320,000	Charlotte, North Carolina, Airport Revenue Refunding, Series A, (SPA: Commerzbank A.G.), (MBIA Insured),
	1.82% due 7/1/16	3,320,000
855,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien, Series B, (LOC: Societe Generale),
	1.77% due 1/1/15	855,000

$1,355,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series A, (SPA: Societe Generale), (FSA Insured),
	1.88% due 1/1/21	$1,355,000
1,000,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kimberly Forest Apartment Project, Series B, (SPA: Societe Generale), (FSA Insured),
	1.88% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Kings Arms Apartment Project, Series D, (SPA: Societe Generale), (FSA Insured),
	1.88% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue Refunding, Ten Oaks Apartment Project, Series F, (SPA: Societe Generale), (FSA Insured),
	1.88% due 1/1/21	2,335,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Revenue, Series A, (LOC: Coast Federal Bank & Federal Home Loan Bank),
	1.80% due 5/1/10	1,400,000
10,100,000	Connecticut State Health & Educational Facilities Authority, Revenue, Yale University, Series T-2,
	1.75% due 7/1/29	10,100,000
9,200,000	Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
	1.82% due 5/15/14	9,200,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing Program II, (SPA: Bank of Nova Scotia), (AMBAC Insured),
	1.90% due 9/1/32	1,600,000
1,000,000	Delaware State River & Bay Authority, Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured),
	1.80% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
	1.85% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured),
	1.86% due 12/1/28	6,900,000

$3,100,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A,
	1.77% due 10/1/25	$3,100,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C,
	1.85% due 10/1/25	600,000
4,700,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (Credit Enhance Agreement: FHLMC),
	1.76% due 11/1/07	4,700,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC),
	1.76% due 2/1/08	4,300,000
2,400,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater Cincinnati, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured),
	1.77% due 1/1/18	2,400,000
2,400,000	Illinois Health Facilities Authority, Revenue, Decatur Memorial Hospital Project, Series A, (SPA: Northern Trust Company), (MBIA Insured),
	1.82% due 11/15/24	2,400,000
16,700,000	Illinois State Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT - Metropolitan Life, (FHLMC Insured),
	1.82% due 1/1/08	16,700,000
2,800,000	Indiana State Health Facilities Financing Authority, Clarian Health Obligations Group, Series C, (SPA: Westdeutsche Landesbank),
	1.84% due 3/1/30	2,800,000
2,100,000	Iowa State Higher Education Loan Authority, Education Loan Revenue, Private College Facility, ACES, (SPA: J.P. Morgan Chase), (MBIA Insured),
	1.88% due 12/1/15	2,100,000
1,355,000	Kentucky State, Area Development Districts Revenue, Ewing Project, (LOC: Wachovia Bank),
	1.96% due 6/1/33	1,355,000
2,268,000	Kern Water Bank Authority Revenue, Series A, (LOC: Wells Fargo Bank),
	1.72% due 7/1/28	2,268,000

$8,000,000	Lisle County, Illinois, Multi Family Housing Revenue Refunding, Four Lakes Project Phase V, (FNMA Insured),
	1.85% due 9/15/26	$8,000,000
7,500,000	Long Island, New York Electric System Revenue, Power Authority, Series 7, Subseries 7-A, (SPA: Credit Suisse First Boston), (MBIA Insured),
	1.74% due 4/1/25	7,500,000
1,600,000	Los Angeles County, California, Pension Obligation, Refunding, Series C, (SPA: Bank of Nova Scotia), (AMBAC Inured),
	1.81% due 6/30/07	1,600,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB),
	1.83% due 7/1/10	114,936
2,340,000	Louisiana State, Public Facilities Authority, Revenue, College & University Equipment & Capital, Series A, (SPA: Societe Generale), (FGIC Insured),
	1.85% due 9/1/10	2,340,000
8,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	1.70% due 11/1/26	8,700,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (SPA: State Street Bank & Trust Co.),
	1.78% due 12/1/15	5,000,000
100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Capital Asset Project, Series G-1, (SPA: State Street Bank & Trust Co.), (MBIA Insured),
	1.80% due 1/1/19	100,000
700,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement),
	1.85% due 1/15/10	700,000
9,200,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	1.80% due 8/1/28	9,200,000
5,400,000	Mecklenburg County, North Carolina, Series C, (LOC: Wachovia Bank),
	1.84% due 2/1/18	5,400,000

$6,000,000	Missouri State, Health & Educational Facilities Authority Revenue, Christian Health Services, Series B, (LOC: J.P. Morgan Chase),
	1.83% due 12/1/19	$6,000,000
5,000,000	Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (SPA: J.P. Morgan Chase), (AMBAC Insured),
	1.90% due 7/1/10	5,000,000
500,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	1.96% due 12/1/14	500,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured),
	1.80% due 1/1/18	9,900,000
7,600,000	New York City, New York, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, (SPA: Westdeutsche Landesbank),
	1.83% due 11/15/28	7,600,000
1,850,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-C, (SPA: Bank of New York),
	1.79% due 11/1/22	1,850,000
6,300,000	New York City, New York, Transitional Finance Authority Revenue, Recovery, Series 3, Subseries 3-D, (SPA: New York State Common Retirement Fund),
	1.79% due 11/1/22	6,300,000
1,855,000	New York City, New York, Transitional Finance Authority Revenue, Subseries C-4, (SPA: Landesbank Hessen-Thrgn),
	1.83% due 8/1/31	1,855,000
4,300,000	New York State Housing Finance Agency Revenue, Liberty View Apartments Project, Series A, (FNMA Insured),
	1.85% due 11/15/19	4,300,000
10,900,000	New York State, Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	1.75% due 4/1/23	10,900,000
300,000	Ohio State, University General Receipts,
	1.85% due 12/1/07	300,000

$10,350,000	Ohio State, University General Receipts, Series B:
	1.72% due 12/1/19	$10,350,000
3,800,000	1.72% due 12/1/29	3,800,000
1,839,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfer & Storage Project, Series F, (LOC: Wells Fargo Bank),
	1.80% due 12/1/15	1,839,000
4,200,000	Tulsa, Oklahoma, Industrial Authority Revenue Refunding, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured),
	1.85% due 10/1/26	4,200,000
1,725,000	University of Utah, Auxiliary & Campus Facilities, Series A, (SPA: Bank of Nova Scotia),
	1.85% due 4/1/27	1,725,000
8,000,000	University South Florida Foundation, Inc., Certificates of Participation, (LOC: Wachovia Bank),
	1.79% due 4/1/32	8,000,000
11,900,000	Washington State, General Obligation, Series VR-96A, (SPA: Landesbank Hessen-Thuer),
	1.71% due 6/1/20	11,900,000
3,600,000	Washington State, Health Care Facilities, Virginia Mason Medical Center, Series B, (MBIA Insured),
	1.82% due 2/15/27	3,600,000
	Total Weekly Variable/Floating Rate Notes
	(Cost $249,531,936)	249,531,936

	TOTAL VARIABLE/FLOATING RATE NOTES
	(Cost $553,597,936)	553,597,936

Face Amount			Value
FIXED RATE BONDS — 3.5%
$3,000,000	Indianapolis, Indiana, Local Public Improvement Bond Bank, Series B:
	3.00% due 7/6/05		$3,012,988
3,000,000	Michigan State:
	3.50% due 9/30/05		3,029,221
3,000,000	Philadelphia Pennsylvania, School Districts, Tax & Revenue Anticipation Notes:
	3.00% due 6/30/05		3,016,751
3,000,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes:
	3.00% due 6/30/05		3,016,644
3,000,000	Puerto Rico Commonwealth, Tax & Revenue Anticipation Notes:
	3.00% due 7/29/05		3,019,551
5,000,000	Texas State, Tax & Revenue Anticipation Notes:
	3.00% due 8/31/05		5,041,246
	TOTAL FIXED RATE BONDS
	(Cost $20,136,401)		20,136,401

TOTAL INVESTMENTS
(Cost $573,734,337) (2)		99.0%	$573,734,337
OTHER ASSETS IN EXCESS OF LIABILITIES		1.0	5,639,046
NET ASSETS		100.0%	$579,373,383

+	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice.  The coupon rate shown on floating or adjustable rate securities represents the rate at period end.  The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	Aggregate cost for federal tax purposes was $575,734,337.
Abbreviations:
DATES —	Daily Adjustable Tax-Exempt Securities
FGIC —	Financial Guaranty Insurance Corporation
FHLB —	Federal Home Loan Bank
FHLMC —	Federal Home Loan Mortgage Corporation
FNMA —	Federal National Mortgage Association
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance

SPA —	Stand-By Purchase Agreement
UPDATES —	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Face Amount		Value
AGENCY NOTES — 10.3% +
	Federal Home Loan Bank — 2.0%
$4,000,000	1.875% due 6/15/06	$3,923,380

	Federal Home Loan Mortgage Corporation — 4.6%
8,000,000	6.625% due 9/15/09	8,884,224

	Federal National Mortgage Association — 3.7%
5,000,000	5.25% due 4/15/07	5,182,365
2,100,000	4.00% due 9/2/08	2,100,368
		7,282,733
	TOTAL AGENCY NOTES
	(Cost $20,652,214)	20,090,337

MORTGAGE-BACKED SECURITIES — 32.7% (1)

	Federal Home Loan Mortgage Corporation — 5.2%
9,546	# 555359, 6.50% due 4/1/08	9,787
2,314,166	# A25970, 6.00% due 8/1/34	2,391,019
2,960,493	# C00742, 6.50% due 4/1/29	3,104,407
134,817	# D78677, 8.00% due 3/1/27	146,533
132,358	# D84894, 8.00% due 12/1/27	143,624
35,823	# G00807, 9.50% due 3/1/21	38,878
166,340	# G10753, 6.50% due 9/1/09	172,410
4,050,000	TBA, 5.00% due 2/1/19	4,112,014
		10,118,672

	Federal National Mortgage Association — 26.4%
18,819	# 125275, 7.00% due 3/1/24	20,035
84,600	# 252806, 7.50% due 10/1/29	90,679
2,683,422	# 254685, 5.00% due 4/1/18	2,728,899
723,981	# 255159, 5.50% due 3/1/19	747,580
109,352	# 313795, 9.50% due 1/1/25	124,040
36,761	# 313796, 9.50% due 2/1/21	41,276
190,044	# 313815, 6.50% due 1/1/11	198,750
487,299	# 373328, 8.00% due 3/1/27	530,594
307,586	# 390895, 8.00% due 6/1/27	334,914
133,248	# 395715, 8.00% due 8/1/27	145,087
832,477	# 397602, 8.00% due 8/1/27	906,441
152,346	# 405845, 8.00% due 11/1/27	165,881
143,885	# 481401, 6.50% due 12/1/28	150,795

$27,707	# 499335, 6.50% due 8/1/29	$29,027
8,557	# 523497, 7.50% due 11/1/29	9,172
199,773	# 535729, 6.50% due 2/1/16	211,139
228,133	# 535962, 6.50% due 5/1/16	241,090
361,276	# 555016, 6.50% due 10/1/17	381,795
28,773	# 588945, 7.00% due 6/1/31	30,459
137,407	# 595134, 6.50% due 7/1/16	145,211
579,572	# 596498, 6.00% due 7/1/16	606,870
769,842	# 607862, 7.00% due 9/1/31	814,961
99,511	# 608777, 6.50% due 10/1/16	105,163
384,345	# 624571, 7.00% due 3/1/32	406,753
1,095,337	# 625990, 5.50% due 12/1/16	1,131,522
235,090	# 643340, 6.50% due 3/1/17	248,445
111,925	# 656872, 6.50% due 8/1/32	117,182
105,362	# 673087, 6.50% due 12/1/32	110,311
2,693,110	# 686230, 5.50% due 2/1/18	2,780,896
249,109	# 687575, 7.00% due 2/1/33	263,620
2,207,150	# 740449, 5.50% due 9/1/18	2,279,095
2,480,730	# 768557, 5.50% due 2/1/19	2,561,592
6,685,495	# 789859, 6.00% due 8/1/34	6,903,747
15,070,000	TBA, 5.50% due 2/1/19	15,540,938
3,220,000	TBA, 6.00% due 2/1/20	3,368,925
2,000,000	TBA, 6.50% due 2/1/33	2,092,500
5,000,000	TBA, 5.00% due 2/1/34	4,987,500
		51,552,884

	Government National Mortgage Association — 1.1%
151,308	# 460389, 7.00% due 5/15/28	160,892
64,131	# 464049, 7.00% due 7/15/28	68,193
165,304	# 476259, 7.00% due 8/15/28	175,775
126,606	# 485264, 7.50% due 2/15/31	135,887
44,653	# 496632, 7.00% due 12/15/28	47,482
56,626	# 530571, 7.50% due 2/15/31	60,776
260,073	# 539971, 7.00% due 1/15/31	276,135
23,549	# 556417, 7.00% due 6/15/31	25,003
37,480	# 557379, 7.00% due 5/15/31	39,795
156,797	# 559304, 7.00% due 9/15/31	166,481
138,680	# 570289, 7.00% due 1/15/32	147,239
37,593	# 571365, 7.00% due 12/15/31	39,915
836,462	# 574687, 6.00% due 4/15/34	869,357
		2,212,930
	TOTAL MORTGAGE—BACKED SECURITIES
	(Cost $63,463,033)	63,884,486

Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
$1,012,979	Credit-Based Asset Servicing, 6.50% due 9/25/26	$1,066,119
1,226,963	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	69,575
501,515	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO), 0.00% due 12/25/33	446,772
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,485,739)	1,582,466

CORPORATE NOTES — 28.1%
5,000,000	American General Finance, 4.50% due 11/15/07	5,077,525
5,000,000	Citigroup, Inc., 7.25% due 10/1/10	5,736,585
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,406,620
6,000,000	Goldman Sachs Group, Inc., Senior Global Note 5.125% due 1/15/15	6,073,998
5,000,000	IBM Corp., 4.75% due 11/29/12	5,121,585
5,000,000	JP Morgan Chase & Co., 3.50% due 3/15/09	4,887,145
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,906,412
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	3,082,683
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	4,054,676
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	5,076,235
4,000,000	Wells Fargo Bank, 6.45% due 2/1/11	4,441,216
	TOTAL CORPORATE NOTES
	(Cost $53,019,529)	54,864,680

US TREASURY NOTES/BONDS — 24.0%
8,319,360	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13	8,542,943
4,350,000	U.S. Treasury Bond, 6.125% due 11/15/27 (2)	5,234,103
10,900,000	U.S. Treasury Bond, 6.125% due 8/15/29	13,218,800
1,000,000	U.S. Treasury Bond, 5.375% due 2/15/31 (2)	1,118,633
5,550,000	U.S. Treasury Note, 1.875% due 1/31/06	5,491,031
1,000,000	U.S. Treasury Note, 4.375% due 5/15/07 (2)	1,022,969
5,000,000	U.S. Treasury Note, 3.25% due 8/15/08	4,957,030
5,000,000	U.S. Treasury Note, 4.375% due 8/15/12 (2)	5,130,470
2,000,000	U.S. Treasury Note, 4.00% due 11/15/12	2,001,876
	TOTAL US TREASURY NOTES/BONDS
	(Cost $43,898,657)	46,717,855

Face
Amount
REPURCHASE AGREEMENTS — 18.2%
$49,164	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $49,166 due 02/01/05, (collateralized by SBA #2755 with a par value of $48,185, coupon rate of 5.125%, due 04/25/27, market value of $51,622)		$49,164
35,400,000	With Merrill Lynch & Co., Inc., dated 01/31/05, principal and interest in the amount of $35,402,409, due 02/01/05, (collateralized by FHLMC #1B1300 with a par value of $20,469,392 coupon rate of 4.258%, due 11/01/33, market value of $20,279,027, FNMA # 555895 with a par value of 15,977,902, coupon rate of 4.367%, due 10/01/33, market value of 15,845,286)		35,400,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $35,449,164)		35,449,164

TOTAL INVESTMENTS
(Cost $217,968,336) (3)		114.1%	$222,588,988
LIABILITIES IN EXCESS OF OTHER ASSETS		(14.1)	(27,435,416)
NET ASSETS		100.0%	$195,153,572

+	Percentages indicated are based on net assets.
(1)	Represents current face amount at January 31, 2005.
(2)	Securities or partial securities on loan.
(3)	Aggregate cost for federal tax purposes was $217,968,336.
Abbreviations:
FHLMC —	Federal Home Loan Mortgage Corporation
IO —	Interest Only
PO —	Principal Only
SBA —	Small Business Administration
TBA —	To be announced
TIPS —	Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 99.2% +
	Aerospace & Defense — 4.2%
30,725	Boeing Co.	$1,554,685
19,550	L-3 Communications Holdings, Inc.	1,396,065
		2,950,750

	Banking — 6.5%
39,505	Citigroup, Inc.	1,937,720
52,875	Countrywide Financial Corp.	1,956,375
23,587	North Fork Bancorporation, Inc.	676,947
		4,571,042

	Capital Goods — 2.3%
16,070	United Technologies Corp.	1,617,928

	Chemicals — 2.0%
41,075	Church & Dwight, Inc.	1,414,212

	Commercial Services — 1.7%
46,450	Accenture, Ltd. - Class A (1)	1,210,022

	Computer Software & Processing — 4.9%
17,025	Adobe Systems, Inc.	968,722
59,775	IMS Health, Inc.	1,397,539
77,425	Oracle Corp. (1)	1,066,142
		3,432,403

	Computers & Information — 1.5%
24,650	Dell, Inc. (1)	1,029,384

	Consumer Products — 1.6%
13,325	Lexmark International, Inc. (1)	1,110,639

	Consumer Services — 2.0%
48,175	Disney (Walt) Co.	1,379,250

	Cosmetics & Personal Care — 5.7%
33,650	Avon Products, Inc. (2)	1,420,703
16,675	Gillette Co.	845,756
31,950	Procter & Gamble Co. (The)	1,700,698
		3,967,157

	Electronic Technology — 2.7%
49,625	Cisco Systems, Inc. (1)	895,235
43,900	Intel Corp.	985,555
		1,880,790

	Electronics — 4.0%
47,825	Altera Corp. (1) (2)	$918,240
40,525	National Semiconductor Corp. (1)	686,088
135,950	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,189,562
		2,793,890

	Energy Minerals — 2.7%
36,695	Exxon Mobil Corp.	1,893,462

	Financial Services — 10.7%
16,050	American International Group	1,063,954
18,785	Fannie Mae	1,213,135
12,350	Goldman Sachs Group, Inc.	1,331,948
8,625	Lehman Brothers Holdings, Inc.	786,514
59,775	MBNA Corp.	1,588,820
26,450	Morgan Stanley	1,480,142
		7,464,513

	Health Care — 3.7%
15,700	Quest Diagnostics, Inc	1,496,210
8,775	WellPoint, Inc.	1,066,163
		2,562,373

	Health Care Facility & Supplies — 1.8%
23,850	Medtronic, Inc.	1,251,887

	Health Technology — 2.0%
21,345	Johnson & Johnson	1,381,022

	Industrial — 6.2%
18,425	3M Co.	1,554,333
17,250	Illinois Tool Works, Inc.	1,500,405
22,175	Lennar Corp. - Class A	1,252,222
		4,306,960

	Insurance — 4.7%
12,000	Everest Re Group, Ltd.	1,042,800
12,325	RenaissanceRe Holdings, Ltd.	618,838
18,575	UnitedHealth Group, Inc.	1,651,318
		3,312,956

	Medical Products & Supplies — 1.0%
18,150	Varian Medical Systems, Inc. (1)	684,800

	Metals — 2.4%
45,100	Masco Corp.	1,659,680

	Oil & Gas — 4.4%
18,425	ConocoPhillips	1,709,656
34,100	Devon Energy Corp. (2)	1,386,847
		3,096,503

	Pharmaceuticals — 4.0%
34,700	Abbott Laboratories	$1,562,194
51,145	Pfizer, Inc.	1,235,663
		2,797,857

	Process Industries — 1.7%
33,325	General Electric Co.	1,204,032

	Restaurants — 2.0%
29,525	Yum! Brands, Inc.	1,368,484

	Retailers — 5.2%
16,350	Best Buy Co., Inc.	879,467
34,700	Home Depot, Inc.	1,431,722
54,150	TJX Cos., Inc. (The)	1,355,916
		3,667,105

	Technology — 3.8%
53,575	EMC Corp. (1)	701,833
10,970	International Business Machines Corp.	1,024,817
35,865	Microsoft Corp.	942,532
		2,669,182

	Telecommunications — 1.4%
33,875	Nextel Communications, Inc. - Class A (1)	971,874

	Textiles, Clothing & Fabrics — 2.4%
19,150	Nike, Inc.-Class B	1,658,965

	TOTAL COMMON STOCKS
	(Cost $59,771,238)	69,309,122

Face
Amount
REPURCHASE AGREEMENT — 0.3%
$183,729	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $1,813,738 due 02/01/05, (collateralized by FHR #2394 FG with a par value of $191,900, coupon rate of 2.93%, due 12/15/31, market value of $193,304)		$183,729
	TOTAL REPURCHASE AGREEMENT
	(Cost $183,729)		183,729

TOTAL INVESTMENTS
(Cost $59,954,967) (3)		99.5%	$69,492,851
OTHER ASSETS IN EXCESS OF LIABILITIES		0.5	332,896
NET ASSETS		100.0%	$69,825,747

+	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan.
(3)	Aggregate cost for federal tax purposes was $59,986,953.
Abbreviations:
ADR —	American Depositary Receipt
FHR —	Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 95.6%
	Aerospace & Defense — 2.1%
69,860	Engineered Support Systems, Inc. + (1)	$4,052,579
79,330	Herley Industries, Inc. (2)	1,564,388
		5,616,967

	Apparel Retailers — 2.4%
149,040	Finish Line, Inc. - Class A	3,025,512
122,224	Jos. A. Bank Clothiers, Inc. (2) (1)	3,507,829
		6,533,341

	Banking — 1.8%
87,824	Oriental Financial Group	2,476,637
82,340	Pacific Capital Bancorp	2,526,191
		5,002,828

	Basic Industry — 4.8%
79,840	AptarGroup, Inc.	3,871,442
189,620	Crown Holdings, Inc. (2)	2,557,974
64,871	Georgia Gulf Corp.	3,317,503
64,750	Mettler-Toledo International, Inc. (2)	3,247,860
		12,994,779

	Beverages, Food & Tobacco — 0.8%
42,330	J & J Snack Foods Corp. (2)	2,042,422

	Biotechnology — 1.2%
82,020	SFBC International, Inc. (2) (1)	3,216,004

	Chemicals — 2.5%
79,840	Cytec Industries, Inc.	4,071,840
57,430	FMC Corp. (2)	2,710,122
		6,781,962

	Commercial Services — 3.4%
64,280	Global Payments, Inc. (1)	3,682,601
84,830	MTC Technologies, Inc. (2)	2,755,278
89,230	Steiner Leisure, Ltd. (2)	2,767,825
		9,205,704

	Computer Software & Processing — 1.7%
106,170	Digital Insight Corp. (2)	1,764,545
59,842	F5 Networks, Inc. (2)	2,868,825
		4,633,370

	Computers & Information — 3.4%
67,340	Global Imaging Systems, Inc. (2) (1)	2,410,099
156,400	NETGEAR, Inc.	2,352,256
171,440	Scientific Games Corp. - Class A (2)	4,409,437
		9,171,792

	Consumer Services — 2.6%
69,860	ACE Cash Express, Inc. (2)	$1,844,304
140,030	Marvel Enterprises, Inc. (2) (1)	2,500,936
39,920	Polaris Industries, Inc.	2,694,600
		7,039,840

	Cosmetics & Personal Care — 0.7%
82,340	Elizabeth Arden, Inc. (2) (1)	1,948,988

	Education — 1.1%
50,810	Bright Horizons Family Solution, Inc. (2)	2,977,466

	Electronics — 2.3%
97,990	Synaptics, Inc. (2) (1)	3,632,489
76,846	Trimble Navigation, Ltd. (2) (1)	2,732,644
		6,365,133

	Energy — 2.1%
60,240	Houston Exploration Co. (The) (2)	3,265,610
67,370	Oceaneering International, Inc. (2)	2,567,471
		5,833,081

	Entertainment & Leisure — 1.7%
44,820	Avid Technology, Inc. (2) (1)	2,825,901
48,670	Carmike Cinemas, Inc.	1,724,378
		4,550,279

	Financial Services — 4.6%
39,925	Affiliated Managers Group, Inc. (2) (1)	2,531,644
59,880	FirstFed Financial Corp. (2)	3,185,616
97,306	Independent Bank Corp.	2,994,106
102,295	R&G Financial Corp. - Class B	3,771,617
		12,482,983

	Health Care — 6.8%
129,265	Amsurg Corp. (2) (1)	3,413,889
69,860	Conmed Corp. (2)	2,029,433
94,810	Covance, Inc. (2)	4,029,425
42,230	Kensey Nash Corp. (1)	1,363,607
126,750	Renal Care Group, Inc. (2)	4,836,780
55,150	Stericycle, Inc. (2) (1)	2,836,364
		18,509,498

	Health Care Providers — 2.0%
89,820	Centene Corp. (2)	3,013,461
129,670	VCA Antech, Inc. (2)	2,405,378
		5,418,839

	Heavy Machinery — 3.6%
127,250	AGCO Corp. (2) (1)	2,612,442
133,056	Applied Industrial Techologies, Inc.	3,850,641
74,480	Terex Corp. (2) (1)	3,206,364
		9,669,447

	Industrial — 3.1%
87,330	Gardner Denver, Inc. (2)	$3,306,314
47,130	Middleby Corp. (The) (1)	2,373,938
84,350	WCI Communities, Inc. (2) (1)	2,687,391
		8,367,643

	Insurance — 8.5%
159,680	Amerigroup Corp. (2)	6,564,445
74,850	AmerUs Group Co. (1)	3,336,064
72,356	Arch Capital Group, Ltd. (2)	2,657,636
57,390	IPC Holdings, Ltd.	2,422,432
107,410	Scottish Re Group, Ltd. (1)	2,477,949
62,380	Selective Insurance Group, Inc.	2,692,945
34,930	Stancorp Financial Group, Inc.	2,969,050
		23,120,521

	Manufacturing — 2.4%
74,560	ROFIN-SINAR Technologies, Inc.	2,989,856
106,970	Watts Water Technologies, Inc.-Class A	3,428,388
		6,418,244

	Oil & Gas — 2.5%
244,510	KCS Energy, Inc. (2) (1)	3,557,620
114,770	Remington Oil & Gas Corp. (2)	3,357,022
		6,914,642

	Pharmaceuticals — 0.9%
136,230	First Horizon Pharmaceutical Corp. (2) (1)	2,435,792

	REIT — 4.1%
116,190	BioMed Realty Trust, Inc.	2,317,990
323,840	Equity Inns, Inc.	3,529,856
103,790	LaSalle Hotel Properties	3,148,989
179,800	Winston Hotels, Inc.	2,024,548
		11,021,383

	Restaurants — 2.7%
111,430	CBRL Group, Inc.	4,580,887
89,820	RARE Hospitality International, Inc. (2)	2,829,330
		7,410,217

	Retailers — 5.0%
89,820	Flowers Foods	2,740,408
131,560	GameStop Corp.-Class A (1)	2,511,480
122,260	MarineMax, Inc. (2)	3,846,300
59,879	Petco Animal Supplies, Inc. (2)	2,273,606
57,390	Regis Corp.	2,289,861
		13,661,655

	Technology — 11.7%
87,330	ANSYS, Inc. (2)		$2,820,759
92,320	Avocent Corp. (2)		3,370,603
84,782	Benchmark Electronics, Inc. (2)		2,710,481
45,080	CACI International, Inc. - Class A (2) (1)		2,350,922
93,006	Digital River, Inc. (2)		3,637,465
129,740	Internet Security Systems, Inc. (2)		2,899,689
69,865	Kronos, Inc. (2)		3,756,641
74,850	Manhattan Associates, Inc. (2)		1,642,958
216,570	Methode Electronics, Inc.		2,713,622
32,200	MICROS Systems, Inc. (2)		2,250,780
67,180	Websense, Inc. (2) (1)		3,607,566
			31,761,486

	Transportation — 0.7%
109,780	OMI Corp.		1,921,150

	Utilities — 1.0%
47,330	Energen Corp.		2,775,431

	Waste Management — 1.4%
119,760	Waste Connections, Inc. (2)		3,767,650

	TOTAL COMMON STOCKS
	(Cost $184,175,712)		259,570,537

Face
Amount
REPURCHASE AGREEMENT — 2.7%
$7,273,606	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $7,273,959 due 02/01/05, (collateralized by SBA #505976 with a par value of $7,008,066, coupon rate of 5.875%, due 07/25/27, market value of $7,637,286)		$7,273,606
	TOTAL REPURCHASE AGREEMENT
	(Cost $7,273,606)		7,273,606

TOTAL INVESTMENTS
(Cost $191,449,318) (3)		98.3%	$266,844,143
OTHER ASSETS IN EXCESS OF LIABILITIES		1.7	4,541,571
NET ASSETS		100.0%	$271,385,714

+	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan.
(2)	Non-income producing security.

(3)	Aggregate cost for federal tax purposes was $191,674,187.
Abbreviations:
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.
Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 94.9% +
	Aerospace & Defense — 2.8%
4,375	General Dynamics Corp.	$451,719
6,025	Honeywell International, Inc.	216,779
		668,498
	Automotive — 2.0%
5,912	Toyota Motor Corp., Sponsored ADR (1)	462,259

	Banking — 3.7%
9,850	Countrywide Financial Corp.	364,450
9,400	Wachovia Corp.	515,590
		880,040
	Basic Industry — 2.0%
8,200	Bunge, Ltd.	463,628

	Beverages, Food & Tobacco — 3.3%
7,575	Altria Group, Inc.	483,513
3,775	Reynolds American, Inc. (1)	303,585
		787,098
	Capital Goods — 2.2%
5,200	United Technologies Corp.	523,536

	Chemicals — 3.3%
15,825	Dow Chemical (The)	786,502

	Commercial Services — 2.0%
20,150	Cendant Corp. (2)	474,532

	Computer Software & Processing — 1.8%
7,675	Affiliated Computer Services, Inc. - Class A (2) (1)	415,908

	Consumer Durables — 2.0%
13,100	Masco Corp.	482,080

	Consumer Services — 1.0%
8,000	Disney (Walt) Co.	229,040

	Cosmetics & Personal Care — 1.3%
5,600	Procter & Gamble Co. (The)	298,088

	Electric Utilities — 0.5%
3,375	PG&E Corp. (2)	118,125

	Electronics — 5.2%
13,775	Amphenol Corp. - Class A (2)	$541,771
12,450	ATI Technologies, Inc.	215,758
9,250	Canon, Inc. ADR	486,365
		1,243,894
	Energy — 4.6%
21,324	Exxon Mobil Corp.	1,100,318

	Financial Services — 14.2%
17,550	Bank of America Corp.	813,793
14,683	Citigroup, Inc.	720,201
4,275	Goldman Sachs Group, Inc.	461,059
11,426	J.P. Morgan Chase & Co.	426,533
20,525	MBNA Corp.	545,554
7,150	Morgan Stanley	400,114
		3,367,254
	Health Care — 3.7%
4,800	Quest Diagnostics, Inc	457,440
3,525	WellPoint, Inc.	428,287
		885,727
	Health Care Providers — 1.0%
6,550	Manor Care, Inc.	226,303

	Heavy Machinery — 1.0%
3,450	Eaton Corp.	234,566

	Insurance — 6.6%
7,361	American International Group, Inc.	487,961
6,775	Hartford Financial Services Group, Inc.	455,890
11,700	Prudential Financial, Inc.	630,747
		1,574,598
	Media - Broadcasting & Publishing — 1.0%
6,375	Viacom Inc. - Class B	238,043

	Metals — 2.7%
16,575	BHP Billiton Ltd. ADR (1)	422,994
2,325	Phelps Dodge Corp. (1)	223,898
		646,892
	Oil & Gas — 9.9%
8,775	Anadarko Petroleum Corp. (1)	580,993
10,300	ChevronTexaco Corp.	560,320
6,575	ConocoPhillips	610,094
8,000	National Fuel Gas Co.	225,600
22,025	Williams Cos., Inc.	370,240
		2,347,247

	Pharmaceuticals — 1.5%
8,750	Wyeth	$346,763

	Process Industries — 4.7%
30,525	General Electric Co.	1,102,868

	REIT — 0.8%
6,328	General Growth Properties, Inc.	201,041

	Retailers — 3.9%
11,650	J.C. Penney Co., Inc. (Holding Co.)	497,688
7,450	Lowe’s Companies, Inc.	424,576
		922,264
	Technology — 0.7%
6,525	Microsoft Corp.	171,477

	Telecommunication Equipment — 0.5%
7,500	Avaya, Inc.	107,625

	Telephone — 2.7%
11,405	Verizon Communications, Inc.	405,904
8,900	Vodafone Group PLC - Sponsored ADR	231,222
		637,126
	Utilities — 2.3%
10,850	Constellation Energy Group, Inc.	542,500

	TOTAL COMMON STOCKS
	(Cost $18,375,102)	22,485,840

Face
Amount
REPURCHASE AGREEMENT — 5.5%
$1,304,048	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $1,304,111 due 02/01/05, (collateralized by SBA #505968 with a par value of $1,292,470, coupon rate of 4.875%, due 06/25/27, market value of $1,369,250)		$1,304,048
	TOTAL REPURCHASE AGREEMENT
	(Cost $1,304,048)		1,304,048

TOTAL INVESTMENTS
(Cost $19,679,150) (3)		100.4%	$23,789,888
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.4)	(95,867)
NET ASSETS		100.0%	$23,694,021

+	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan.
(2)	Non-income producing security.
(3)	Aggregate cost for federal tax purposes was $19,791,415.

Abbreviations:
ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.
International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 95.8% +
	Japan — 15.7%
3,523,000	Bank of Fukuoka Ltd. (1)	$22,446,795
441,500	Canon, Inc.	23,023,247
658,000	FamilyMart Co., Ltd.	21,140,857
2,660	KDDI Corp.	13,569,475
162,000	Kyocera Corp.	11,666,405
3,499,000	Nippon Express Co., Ltd.	17,084,758
460,000	Secom Co., Ltd.	18,269,057
3,038,000	Sumitomo Chemical Co., Ltd.	15,679,037
434,300	Takeda Chemical Industries, Ltd.	20,573,023
281,900	Takefuji Corp.	19,754,695
778,300	THK Co., Ltd.	15,506,127
530,300	Toyota Motor Corp.	20,620,849
1,073,000	Yamaha Corp.	16,354,920
		235,689,245
	United Kingdom — 15.4%
1,422,700	BOC Group PLC	26,291,017
1,169,000	Boots Group PLC	14,675,566
2,469,103	BP Amoco PLC	24,458,442
4,058,100	Centrica PLC	17,833,315
845,358	GlaxoSmithKline PLC	18,665,141
795,300	Johnson Matthey PLC	14,986,083
1,877,600	Lloyds TSB Group PLC	17,549,344
5,531,300	Misys PLC	22,436,013
763,000	Royal Bank of Scotland Group PLC	25,288,323
1,342,300	Scottish Power PLC	10,651,109
2,440,900	Tesco PLC	14,171,118
9,283,100	Vodafone Group PLC	23,950,291
		230,955,762
	France — 10.7%
243,900	Assurances Generales De France	18,542,654
1,100,300	Axa	26,749,871
376,520	Compagnie de Saint-Gobain	23,283,550
859,000	France Telecom SA	27,006,449
219,155	LaFarge SA ADR	22,651,256
146,400	Societe BIC SA	8,022,581
456,750	Thomson	11,619,979
100,976	Total SA	21,729,647
		159,605,987

	Netherlands — 9.8%
682,500	ABN-AMRO Holdings N.V.	$18,515,170
359,400	Akzo Nobel N.V.	15,050,475
432,500	Heineken N.V.	14,841,105
676,000	ING Groep N.V.	19,515,257
1,806,600	Reed Elsevier N.V.	24,395,380
263,400	Royal Dutch Petroleum Co.	15,406,607
661,323	TPG N.V. ADR (1)	18,107,024
313,700	Unilever N.V.	20,466,620
		146,297,638
	Germany — 9.5%
197,300	Allianz AG	23,422,827
279,914	BASF AG	19,171,745
507,700	Bayerische Motoren Werke AG	21,319,350
352,700	Continental AG	24,517,207
304,200	E.On AG	27,244,267
269,100	Metro AG	14,060,262
150,000	Siemens AG Reg.	11,964,487
		141,700,145
	Switzerland — 5.1%
256,200	Ciba Specialty Chemicals AG Reg. (2)	18,555,020
52,700	Nestle SA Reg.	13,852,465
364,600	Novartis AG	17,513,152
154,800	Zurich Financial Services AG (2)	25,772,379
		75,693,016
	Australia — 4.2%
895,000	Commonwealth Bank of Australia	23,274,677
6,700,000	John Fairfax Holdings Ltd.	22,907,457
6,126,000	Qantas Airways, Ltd.	16,913,602
		63,095,736
	Italy — 3.9%
687,074	Benetton Group SPA	8,980,796
720,000	ENI SPA	17,578,363
24,700	ENI SPA Sponsored ADR	3,018,340
1,941,300	Mediaset SPA	27,096,712
186,831	Telecom Italia Mobile SPA (1)	1,303,325
		57,977,536
	Ireland — 3.8%
1,174,800	Allied Irish Banks PLC	23,431,094
870,615	CRH PLC	23,019,333
563,600	Irish Life & Permanent PLC	10,126,991
		56,577,418
	Spain — 3.5%
959,676	ACS, Actividades Construccion y Servicios, SA	24,080,308
1,251,154	Endesa SA	28,527,657
		52,607,965

	Denmark — 2.6%
766,000	H. Lundbeck AS (1)	$15,413,630
2,443,440	Nordea AB	22,834,334
		38,247,964
	Taiwan — 2.0%
14,573,860	Compal Electronics, Inc.	13,755,959
1,798,004	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,732,535
		29,488,494
	Hong Kong — 1.4%
14,211,000	Hang Lung Properties Ltd.	21,322,828

	Portugal — 1.2%
1,457,000	Portugal Telecom SGPS SA	18,080,668

	Canada — 1.2%
601,500	Talisman Energy, Inc.	17,988,603

	Norway — 1.2%
200,800	Norsk Hydro ASA	15,320,338
200,800	Yara International ASA (2)	2,373,443
		17,693,781
	Belgium — 1.1%
626,400	Fortis - Brussels Shares	16,940,001

	Greece — 1.0%
849,000	Bank of Piraeus	15,622,623

	Sweden — 0.9%
340,300	Sandvik AB	13,908,577

	Republic of Korea — 0.9%
55,800	Samsung Electronics Co., Ltd. GDR -144A (3)	13,467,090

	Indonesia — 0.7%
20,800,000	Telekomunikasi Indonesia Tbk PT	10,881,952

	TOTAL COMMON STOCKS
	(Cost $1,063,980,225)	1,433,843,029

Face
Amount
REPURCHASE AGREEMENT — 2.5%
$37,755,052	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $37,756,888 due 02/01/05, (collateralized by FNR #2002-93 FD with a par value of $20,752,198, coupon rate of 3.08%, due 01/25/33, market value of $21,001,834, GNMA #G280904 with a par value of $14,820,304, coupon rate of 4.00%, due 05/20/34, market value of $15,098,044, SBA #505965 with a par value of $3,278,685, coupon rate of 5.625%, due 05/25/27, market value of $3,544,761)		$37,755,052
	TOTAL REPURCHASE AGREEMENT
	(Cost $37,755,052)		37,755,052

TOTAL INVESTMENTS
(Cost $1,101,735,277) (4)		98.3%	$1,471,598,081
OTHER ASSETS IN EXCESS OF LIABILITIES		1.7	25,091,160
NET ASSETS		100.0%	$1,496,689,241

+	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(4)	Aggregate cost for federal tax purposes was $1,103,518,279.
Abbreviations:
ADR —	American Depositary Receipt
FNR —	Federal National Mortgage Association REMIC
GDR —	Global Depositary Receipt
GNMA —	Government National Mortgage Association
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.
Institutional International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 93.9% +
	Japan — 15.9%
1,174,000	Bank of Fukuoka Ltd.	$7,480,141
140,800	Canon, Inc.	7,342,408
221,000	FamilyMart Co., Ltd.	7,100,501
1,355	KDDI Corp.	6,912,270
54,000	Kyocera Corp.	3,888,802
1,127,000	Nippon Express Co., Ltd.	5,502,864
156,000	Secom Co., Ltd.	6,195,593
994,000	Sumitomo Chemical Co., Ltd.	5,130,007
148,200	Takeda Chemical Industries, Ltd.	7,020,313
96,300	Takefuji Corp.	6,748,411
267,100	THK Co., Ltd.	5,321,453
178,600	Toyota Motor Corp.	6,944,906
355,000	Yamaha Corp.	5,410,994
		80,998,663
	United Kingdom — 15.3%
486,611	BOC Group PLC	8,992,408
401,133	Boots Group PLC	5,035,803
821,499	BP Amoco PLC	8,137,605
1,300,078	Centrica PLC	5,713,191
253,727	GlaxoSmithKline PLC	5,602,183
272,919	Johnson Matthey PLC	5,142,697
644,279	Lloyds TSB Group PLC	6,021,876
1,929,230	Misys PLC	7,825,327
204,250	Royal Bank of Scotland Group PLC	6,769,515
438,186	Scottish Power PLC	3,476,992
825,799	Tesco PLC	4,794,336
4,088,231	Vodafone Group PLC	10,547,589
		78,059,522
	Germany — 10.2%
66,600	Allianz AG	7,906,540
95,361	BASF AG	6,531,423
170,681	Bayerische Motoren Werke AG	7,167,241
121,506	Continental AG	8,446,237
102,751	E.On AG	9,202,418
88,188	Metro AG	4,607,753
101,300	Siemens AG Reg.	8,080,017
		51,941,629

	Netherlands — 9.8%
229,992	ABN-AMRO Holdings N.V.	$6,239,327
122,094	Akzo Nobel N.V.	5,112,890
151,698	Heineken N.V.	5,205,471
227,000	ING Groep N.V.	6,553,200
610,404	Reed Elsevier N.V.	8,242,576
88,408	Royal Dutch Petroleum Co.	5,171,098
239,922	TPG N.V. ADR	6,583,778
107,084	Unilever N.V.	6,986,444
		50,094,784
	France — 9.8%
81,347	Assurances Generales De France	6,184,458
373,700	Axa	9,085,183
66,397	Compagnie de Saint-Gobain	4,105,912
287,583	France Telecom SA	9,041,438
75,183	LaFarge SA ADR	7,770,708
45,749	Societe BIC SA	2,507,002
155,432	Thomson	3,954,278
33,598	Total SA	7,230,160
		49,879,139
	Switzerland — 5.3%
86,315	Ciba Specialty Chemicals AG Reg. (2)	6,251,275
20,227	Nestle SA Reg.	5,316,771
138,202	Novartis AG	6,638,378
52,723	Zurich Financial Services AG (2)	8,777,759
		26,984,183
	Italy — 3.7%
158,019	Benetton Group SPA	2,065,478
106,649	ENI SPA	2,603,771
36,776	ENI SPA Sponsored ADR (1)	4,494,027
666,340	Mediaset SPA	9,300,790
67,970	Telecom Italia Mobile SPA (1)	474,152
		18,938,218
	Ireland — 3.7%
394,893	Allied Irish Banks PLC	7,876,043
278,494	CRH PLC	7,364,029
189,319	Irish Life & Permanent PLC	3,401,760
		18,641,832
	Spain — 3.4%
309,087	ACS, Actividades Construccion y Servicios, SA	7,755,649
417,651	Endesa SA	9,522,892
		17,278,541
	Australia — 3.2%
200,188	Commonwealth Bank of Australia	5,205,934
1,618,111	John Fairfax Holdings Ltd.	5,532,359
2,086,334	Qantas Airways, Ltd.	5,760,272
		16,498,565

	Denmark — 2.5%
257,000	H. Lundbeck AS (1)	$5,171,414
809,411	Nordea AB	7,564,074
		12,735,488
	Taiwan — 2.3%
6,965,448	Compal Electronics, Inc.	6,574,539
600,805	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,257,044
		11,831,583
	Portugal — 1.2%
493,000	Portugal Telecom SGPS SA	6,117,892

	Canada — 1.2%
200,131	Talisman Energy, Inc.	5,985,166

	Norway — 1.2%
67,667	Norsk Hydro ASA	5,162,756
67,667	Yara International ASA (2)	799,820
		5,962,576
	Belgium — 1.0%
198,440	Fortis - Brussels Shares	5,366,497

	Greece — 1.0%
280,675	Bank of Piraeus	5,164,758

	Sweden — 0.9%
116,782	Sandvik AB	4,773,057

	Hong Kong — 0.8%
2,794,920	Hang Lung Properties Ltd.	4,193,624

	Republic of Korea — 0.8%
17,100	Samsung Electronics Co., Ltd. GDR -144A (3)	4,127,011

	Indonesia — 0.7%
6,800,000	Telekomunikasi Indonesia Tbk PT	3,557,561

	TOTAL COMMON STOCKS
	(Cost $371,670,701)	479,130,289

Face
Amount
REPURCHASE AGREEMENT — 4.2%
$21,443,050	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $21,444,092 due 02/01/05, (collateralized by FNMA #759255 with a par value of $20,838,636, coupon rate of 3.507%, due 01/01/34, market value of $21,000,000, collateralized by SBA #505564 with a par value of $1,400,975, coupon rate of 5.625%, due 08/25/26, market value of $1,515,202)		$21,443,050
	TOTAL REPURCHASE AGREEMENT
	(Cost $21,443,050)		21,443,050

TOTAL INVESTMENTS
(Cost $393,113,751) (4)		98.1%	$500,573,339
OTHER ASSETS IN EXCESS OF LIABILITIES		1.9	9,883,916
NET ASSETS		100.0%	$510,457,255

+	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
(4)	Aggregate cost for federal tax purposes was $395,104,061.

Abbreviations:
ADR —	American Depositary Receipt
FNMA —	Federal National Mortgage Association
GDR —	Global Depositary Receipt
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Capitalization Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 98.1%
	Advertising — 1.0%
51,100	ValueClick, Inc. (1) (2)	$676,053

	Aerospace & Defense — 0.9%
22,400	BE Aerospace, Inc. (1)	241,696
7,650	Esterline Technologies Corp.	229,576
3,900	Teledyne Technologies, Inc.	117,273
		588,545

	Apparel Retailers — 2.3%
7,900	Aeropostale, Inc. (1)	219,541
6,650	Finish Line, Inc. - Class A	134,995
42,712	Jos. A. Bank Clothiers, Inc. (1)	1,225,834
		1,580,370

	Automotive — 0.2%
9,550	Tenneco Automotive, Inc.	154,137

	Banking — 3.9%
37,650	Boston Private Financial Holdings, Inc.	1,048,176
48,000	Commercial Capital Bancorp, Inc.	954,720
20,500	PrivateBancorp, Inc. (2)	670,350
		2,673,246

	Basic Industry — 2.0%
27,900	Trex Company, Inc. (1) (2)	1,368,495

	Beverages, Food & Tobacco — 0.5%
5,300	Central European Distribution Corp. (2)	174,105
3,700	Hansen Natural Corp.	151,330
		325,435

	Biotechnology — 2.7%
46,600	SFBC International, Inc. (1) (2)	1,827,186

	Building Materials — 1.7%
22,600	Beacon Roofing Supply, Inc. (1)	452,000
39,400	Merge Technologies, Inc. (1) (2)	730,870
		1,182,870

	Business Services — 1.6%
21,700	Greenfield Online, Inc.	396,242
10,800	Ventiv Health, Inc. (1)	252,612
38,800	WebSideStory, Inc. (1)	465,212
		1,114,066

	Chemicals — 1.3%
3,050	Headwaters, Inc.	96,990
13,400	Kronos, Inc. (1)	720,518
1,500	OM Group, Inc. (1)	48,630
		866,138

	Commercial Services — 9.9%
47,050	Aaron Rents, Inc. (2)	$999,342
39,200	Asset Acceptance Capital Corp. (1)	802,816
37,900	eResearch Technology, Inc. (1) (2)	465,412
29,800	Harris Interactive, Inc. (1)	222,308
27,600	iPayment Holdings, Inc. (1)	1,296,096
20,100	MPS Group, Inc. (1)	226,929
67,900	Navigant Consulting, Inc. (1)	1,624,847
35,150	Opsware, Inc. (1) (2)	201,761
32,600	Providence Service Corp. (The) (1)	661,780
11,750	Telik, Inc. (1)	223,485
		6,724,776

	Communications — 0.2%
8,650	Ulticom, Inc. (1)	119,370

	Computer Software & Processing — 9.7%
31,600	Altiris, Inc. (1)	1,027,316
17,500	Anteon International Corp. (1)	600,600
13,400	Ariba, Inc.	185,992
14,150	Epicor Software Corp.	190,883
15,300	InPhonic, Inc. (2)	384,795
1,550	MicroStrategy, Inc.-Class A (1)	112,685
32,400	Open Solutions, Inc. (1) (2)	706,968
12,750	Quest Software, Inc. (1)	181,050
8,050	Secure Computing Corp. (1)	76,314
14,900	Stratasys, Inc. (2)	508,835
74,200	TradeStation Group, Inc. (1)	452,620
28,100	Verint Systems, Inc. (1)	1,071,453
12,650	Wind River Systems, Inc.	158,757
53,700	Witness Systems, Inc. (1)	956,397
		6,614,665

	Computers & Information — 1.0%
6,750	ManTech International Corp.- Class A	145,462
21,800	SI International, Inc.	558,080
		703,542

	Consulting Services — 3.8%
28,600	Charles River Associates, Inc. (1) (2)	1,242,956
20,700	Corporate Executive Board Co.	1,322,730
		2,565,686

	Consumer Durables — 0.9%
30,200	Tempur-Pedic International, Inc.	645,978

	Consumer Services — 2.6%
3,750	Aztar Corp. (1)	$120,862
47,100	Education Management Corp. (1)	1,504,374
4,700	Too, Inc. (1)	127,652
		1,752,888

	Electrical Equipment — 0.0%
1,850	Artesyn Technologies, Inc. (1)	18,833

	Electronic Technology — 0.8%
62,100	O2Micro International, Ltd. (1)	550,827

	Electronics — 2.0%
14,900	AudioCodes, Ltd. (1) (2)	227,523
12,250	Creative Technology, Ltd. (2)	168,070
7,900	Metrologic Instruments, Inc. (1)	161,910
74,200	Oplink Communications, Inc. (1)	112,042
17,900	SigmaTel, Inc. (1) (2)	705,439
		1,374,984

	Energy — 0.3%
3,700	Southwestern Energy Co. (1)	189,810

	Entertainment & Leisure — 0.8%
7,250	Macrovision Corp. (1)	169,142
11,050	Pinnacle Entertainment, Inc. (1)	199,452
10,500	Sunterra Corp. (2)	145,005
		513,599

	Financial Services — 1.6%
5,050	Cash America International, Inc.	144,430
17,100	Factset Research Systems, Inc. (2)	913,140
		1,057,570

	Health Care — 1.6%
3,950	Advanced Medical Optics, Inc.	168,625
18,000	Medicis Pharmaceutical Corp. - Class A (1)	649,800
2,050	OccuLogix, Inc. (2)	16,092
7,300	WellCare Health Plans, Inc.	256,960
		1,091,477

	Health Care Providers — 3.1%
47,000	Centene Corp. (1)	1,576,850
4,300	Matria Healthcare, Inc. (1) (2)	197,241
12,600	Nektar Therapeutics (1)	212,310
15,600	TLC Vision Corp. (1)	145,236
		2,131,637

	Health Care Services — 2.2%
57,094	Amsurg Corp. (1) (2)	1,507,853

	Heavy Machinery — 1.3%
19,350	ASV, Inc. (1)	$775,935
2,550	Hydril Company (1)	127,500
100	NACCO Industries - Class A	9,995
		913,430

	Industrial — 0.5%
7,900	CV Therapeutics, Inc. (1) (2)	162,819
4,500	Gardner Denver, Inc. (1)	170,370
		333,189

	Industrial - Diversified — 0.0%
2,800	Identix, Inc. (1)	17,752

	Insurance — 1.5%
53,900	HealthExtras, Inc. (1)	831,677
4,500	Molina Healthcare, Inc. (1)	223,785
		1,055,462

	Manufacturing — 0.3%
2,500	Jarden Corp.	115,000
5,183	TurboChef Technologies, Inc. (2)	111,175
		226,175

	Media — 0.6%
13,250	CNET Networks, Inc. (1)	145,750
14,050	Lions Gate Entertainment Corp. (1)	140,219
7,800	Tom Online, Inc., ADR (2)	93,288
		379,257

	Medical Products & Supplies — 6.3%
33,513	American Medical System Holdings, Inc. (1)	1,316,056
23,900	Cell Therapeutics, Inc. (1) (2)	229,440
19,550	Illumina, Inc. (1)	189,439
3,550	Intuitive Surgical, Inc. (1)	141,645
24,550	Martek Biosciences Corp. (1) (2)	1,296,731
27,750	Orthovita, Inc. (1)	106,282
41,493	Palomar Medical Technologies, Inc. (1) (2)	1,037,325
		4,316,918

	Medical Supplies — 0.9%
4,700	Laserscope (1) (2)	138,885
35,700	VNUS Medical Technologies, Inc. (1) (2)	492,660
		631,545

	Metals — 4.2%
21,800	AK Steel Holding Corp. (1) (2)	316,318
3,250	Carpenter Technology Corp.	199,095
12,700	Commercial Metals Co.	367,030
8,450	Eldorado Gold Corp. (1)	22,815
24,800	General Cable Corp. (1) (2)	299,336
33,150	Jacuzzi Brands, Inc. (1)	334,815

6,250	McMoRan Exploration Co. (2)	$105,625
10,600	Metals USA, Inc. (1)	189,634
4,350	NCI Building Systems, Inc. (1)	165,083
8,300	NS Group, Inc. (1)	250,826
10,350	Olin Corp.	230,495
7,850	Schnitzer Steel Industries, Inc. - Class A (2)	270,433
3,050	Steel Dynamics, Inc.	115,290
		2,866,795

	Oil & Gas — 3.9%
11,900	Callon Petroleum Co. (1)	173,859
33,950	Grey Wolf, Inc. (1) (2)	179,935
29,000	Input/Output, Inc. (1)	182,700
38,350	Meridian Resource Corp. (The) (1)	203,639
10,200	Oceaneering International, Inc. (1)	388,722
6,950	Oil States International, Inc. (1)	132,398
23,050	Superior Energy Services, Inc. (1)	366,956
17,000	TODCO-Class A (1)	348,840
11,700	Whiting Petroleum Corp.(1)	408,564
13,100	Willbros Group, Inc. (1) (2)	280,864
		2,666,477

	Pharmaceuticals — 4.1%
29,800	Abaxis, Inc. (1)	404,088
4,650	AEterna Zentaris, Inc. (1)	24,645
15,800	Array BioPharma, Inc. (1)	140,304
6,600	Bone Care International, Inc. (1)	186,780
15,050	Cubist Pharmaceuticals, Inc.	171,871
21,900	Encysive Pharmaceuticals, Inc. (1)	205,860
15,100	Genaera Corp. (1)	46,508
6,050	NitroMed, Inc. (2)	155,183
21,500	PRA International	520,515
44,600	Salix Pharmaceuticals, Ltd. (1) (2)	671,230
3,800	United Therapeutics Corp. (1) (2)	162,146
18,900	Vasogen, Inc. (1) (2)	94,122
		2,783,252

	Restaurants — 2.0%
27,250	Panera Bread Co. - Class A (1) (2)	1,389,750

	Retailers — 5.4%
12,350	1-800-FLOWERS.COM, Inc.	90,773
18,950	Chico’s FAS, Inc. (1) (2)	998,286
21,800	Coldwater Creek, Inc. (1)	594,704
10,750	MarineMax, Inc. (1)	338,195
36,300	O’Reilly Automotive, Inc. (1) (2)	1,659,999
		3,681,957

	Technology — 1.6%
25,000	Extreme Networks, Inc. (1)	$160,000
11,000	FindWhat.com (1) (2)	174,900
27,900	Integrated Circuit Systems, Inc. (1)	530,100
41,550	Sonus Networks, Inc. (1)	254,702
		1,119,702

	Technology Software/Services — 1.5%
30,975	ANSYS, Inc. (1)	1,000,493

	Telecommunication Equipment — 0.2%
20,950	ECI Telecom, Ltd.	160,896

	Telecommunications — 0.9%
10,950	Alvarion, Ltd. (1)	113,223
5,650	Equinix, Inc. (1)	236,961
8,300	J2 Global Communications, Inc. (1) (2)	269,584
		619,768

	Telephone Systems — 0.2%
10,250	Telesystem International Wireless, Inc. (1)	144,628

	Transportation — 2.2%
3,650	Forward Air Corp. (1)	155,545
3,400	Golar LNG Ltd. (1)	46,237
7,300	Old Dominion Freight Line, Inc. (1)	258,055
20,150	OMI Corp.	352,625
8,300	Overnite Corp.	256,304
5,650	Swift Transportation Co., Inc.	125,995
4,900	USF Corp.	161,504
8,550	Wabtec Corp.	159,372
		1,515,637

	Trucking — 1.5%
42,000	Knight Transportation, Inc. (1)	1,033,200

	Utilities — 0.4%
10,700	Range Resources Corp.	237,433

	TOTAL COMMON STOCKS
	(Cost $48,469,343)	67,013,752

Face Amount
REPURCHASE AGREEMENT — 1.0%
$645,775	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $645,806 due 02/01/05, (collateralized by SBA #506912 with a par value of $622,141, coupon rate of 5.395%, due 06/25/24, market value of $678,064)		$645,775
TOTAL REPURCHASE AGREEMENT
(Cost $645,775)			645,775

TOTAL INVESTMENTS
(Cost $49,115,118) (3)		99.1%	$67,659,527
OTHER ASSETS IN EXCESS OF LIABILITIES		0.9	640,402
NET ASSETS		100.0%	$68,299,929

+	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Securities or partial securities on loan.
(3)	Aggregate cost for federal tax purposes was $49,625,440.

Abbreviation:
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.6% +
	Aerospace & Defense — 2.2%
5,425	Boeing Co.	$274,505
1,390	General Dynamics Corp.	143,517
2,715	L-3 Communications Holdings, Inc.	193,878
		611,900

	Apparel Retailers — 0.9%
5,333	Nordstrom, Inc.	257,317

	Automotive — 1.8%
5,165	Autoliv, Inc.	243,530
3,505	Paccar, Inc.	247,663
		491,193

	Banking — 5.7%
6,300	Barclays PLC	278,145
4,570	Comerica, Inc.	264,420
5,300	Countrywide Financial Corp.	196,100
8,175	KeyCorp	273,208
10,320	North Fork Bancorporation, Inc.	296,184
4,980	Wachovia Corp.	273,153
		1,581,210

	Beverages, Food & Tobacco — 2.0%
12,420	Coca-Cola Enterprises, Inc.	272,619
3,470	Reynolds American, Inc.	279,057
		551,676

	Chemicals — 1.8%
3,435	BASF AG	235,675
4,240	Sigma-Aldrich Corp.	266,484
		502,159

	Commercial Services — 0.4%
4,750	Accenture, Ltd. - Class A (1)	123,737

	Communications — 0.6%
5,810	Scientific-Atlanta, Inc.	176,101

	Computer Software & Processing — 3.7%
4,765	Adobe Systems, Inc.	271,128
6,150	Autodesk, Inc.	180,625
11,320	Check Point Software Technologies, Ltd.	274,850
20,280	Oracle Corp. (1)	279,256
		1,005,859

	Computers & Information — 1.0%
6,365	Dell, Inc. (1)	265,802

	Consumer Durables — 1.0%
3,220	Black & Decker Corp. (The)	$265,328

	Consumer Non - Durables — 1.1%
11,100	Pepsi Bottling Group, Inc.	303,585

	Consumer Products — 2.8%
4,520	Clorox Co.	268,578
3,250	Lexmark International, Inc. (1)	270,887
3,425	Whirlpool Corp.	233,790
		773,255

	Cosmetics & Personal Care — 3.1%
7,150	Avon Products, Inc.	301,873
6,275	Gillette Co.	318,268
4,575	Procter & Gamble Co. (The)	243,527
		863,668

	Electric Utilities — 2.9%
2,850	E.ON AG	254,761
7,830	PG&E Corp. (1)	274,050
7,000	Sempra Energy	260,540
		789,351

	Electronics — 2.2%
15,625	Altera Corp. (1)	300,000
36,060	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	315,525
		615,525

	Financial Services — 6.8%
6,390	Bank of America Corp.	296,304
3,145	Capital One Financial Corp.	246,191
6,805	CIT Group, Inc.	274,718
5,365	Citigroup, Inc.	263,153
6,985	Doral Financial Corp.	302,101
3,605	Fannie Mae	232,811
6,410	Metlife, Inc.	254,797
		1,870,075

	Health Care — 2.1%
3,720	Alcon, Inc.	294,624
4,265	Johnson & Johnson	275,945
		570,569

	Health Care Providers — 1.1%
8,365	Manor Care, Inc.	289,011

	Heavy Machinery — 2.4%
2,225	Caterpillar, Inc.	198,247
2,985	Deere & Co.	207,249
3,800	Eaton Corp.	258,362
		663,858

	Home Construction, Furnishings & Appliances — 3.1%
2,590	KB Home	$281,404
335	NVR, Inc. (1)	265,069
4,485	Pulte Homes, Inc.	296,369
		842,842

	Industrial — 2.8%
5,255	Ball Corp.	224,494
5,700	Brunswick Corp.	262,884
5,145	Danaher Corp.	282,358
		769,736

	Insurance — 9.7%
2,300	Aetna, Inc.	292,215
5,435	Allstate Corp.	274,141
3,645	Chubb Corp.	271,480
3,530	CIGNA Corp.	283,283
5,000	Genworth Financial, Inc.-Class A	132,650
4,230	Hartford Financial Services Group, Inc.	284,637
6,195	Lincoln National Corp.	285,837
4,985	Mercury General Corp.	283,647
2,790	UnitedHealth Group, Inc.	248,031
17,375	UnumProvident Corp.	298,329
		2,654,250

	Medical Supplies — 1.8%
4,850	Becton Dickinson & Co.	274,753
5,435	Biomet, Inc.	230,879
		505,632

	Metals — 2.5%
6,040	Masco Corp.	222,272
4,280	Nucor Corp.	240,365
1,780	Rio Tinto PLC, Sponsored ADR	223,568
		686,205

	Oil & Gas — 6.4%
2,920	Amerada Hess Corp.	253,018
4,555	Anadarko Petroleum Corp.	301,587
4,220	Burlington Resources, Inc.	184,456
2,450	ChevronTexaco Corp.	133,280
5,920	Devon Energy Corp.	240,766
3,000	Exxon Mobil Corp.	154,800
4,645	Royal Dutch Petroleum Co.	271,593
4,405	Unocal Corp.	209,546
		1,749,046

	Pharmaceuticals — 5.4%
2,935	Abbott Laboratories	$132,134
11,930	Bristol-Myers Squibb Co.	279,639
5,860	GlaxoSmithKline PLC	261,180
9,495	Merck & Co., Inc.	266,335
6,090	Novartis AG ADR	291,589
10,110	Pfizer, Inc.	244,258
		1,475,135

	Process Industries — 1.0%
7,990	General Electric Co.	288,679

	Retailers — 6.7%
5,300	Abercrombie & Fitch Co.-Class A	265,636
1,425	Autozone, Inc.	127,181
4,300	Best Buy Co., Inc.	231,297
6,560	Home Depot, Inc.	270,666
2,130	Kmart Holding Corp. (1)	200,603
4,205	Neiman-Marcus Group, Inc.- Class A	281,315
8,405	RadioShack Corp.	278,374
5,935	Staples, Inc.	194,312
		1,849,384

	Technology — 5.6%
11,065	Intel Corp.	248,409
2,875	International Business Machines Corp.	268,583
6,015	Kla-Tencor Corp. (1)	278,194
4,860	Maxim Intergrated Products, Inc.	189,589
7,455	QLogic Corp. (1)	285,377
12,050	Symantec Corp. (1)	281,368
		1,551,520

	Telecommunications — 3.6%
4,725	ALLTEL Corp.	260,064
8,000	CenturyTel, Inc.	260,800
5,935	China Telecom Corp., Ltd. ADR	221,554
14,935	Motorola, Inc.	235,077
		977,495

	Telephone — 0.9%
9,955	SBC Communications, Inc.	236,531

	Textiles, Clothing & Fabrics — 1.0%
3,100	Nike, Inc.-Class B	268,553

	Utilities — 1.5%
4,275	Constellation Energy Group, Inc.	213,750
5,000	Pogo Producing Co.	212,650
		426,400

	TOTAL COMMON STOCKS
	(Cost $24,971,320)	26,852,587

Face Amount
REPURCHASE AGREEMENT — 3.8%
$1,035,707	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $1,035,757 due 02/01/05, (collateralized by SBA #505962 with a par value of $1,008,823, coupon rate of 6.125%, due 04/25/16, market value of $1,087,492)		$1,035,707
TOTAL REPURCHASE AGREEMENT
(Cost $1,035,707)			1,035,707

TOTAL INVESTMENTS
(Cost $26,007,027) (2)		101.4%	$27,888,294
LIABILITIES IN EXCESS OF OTHER ASSETS		(1.4)	(387,263)
NET ASSETS		100.0%	$27,501,031

+	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $26,011,222.

Abbreviation:
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Shares		Value
COMMON STOCKS — 97.5%
	Aerospace & Defense — 2.3%
3,315	Boeing Co.	$167,739
630	L-3 Communications Holdings, Inc.	44,988
		212,727

	Apparel Retailers — 1.7%
3,140	Nordstrom, Inc.	151,505

	Beverages, Food & Tobacco — 1.0%
3,850	Sara Lee Corp.	90,398

	Chemicals — 2.0%
5,377	Church & Dwight, Inc.	185,130

	Computer Software & Processing — 7.5%
2,415	Adobe Systems, Inc.	137,413
4,120	Autodesk, Inc.	121,004
12,050	Oracle Corp. (1)	165,928
5,475	Verisign, Inc. (1)	141,474
4,765	VERITAS Software Corp. (1)	122,556
		688,375

	Computers & Information — 4.0%
2,565	Apple Computer, Inc.	197,248
3,985	Dell, Inc. (1)	166,414
		363,662

	Consumer Durables — 1.2%
1,335	Black & Decker Corp. (The)	110,004

	Consumer Non - Durables — 3.4%
3,480	Colgate-Palmolive Co.	182,839
4,575	Pepsi Bottling Group, Inc.	125,126
		307,965

	Consumer Products — 3.5%
2,545	Clorox Co.	151,224
2,005	Lexmark International, Inc. (1)	167,117
		318,341

	Electronics — 2.3%
5,810	Altera Corp. (1)	111,552
5,700	National Semiconductor Corp. (1)	96,501
		208,053

	Financial Services — 7.1%
2,015	Capital One Financial Corp.	157,734
4,100	Doral Financial Corp.	177,325
2,260	Fannie Mae	145,951
6,500	MBNA Corp.	172,770
		653,780

	Forest Products & Paper — 0.8%
1,070	Kimberly-Clark Corp.	$70,096

	Health Care — 4.8%
2,700	Johnson & Johnson	174,690
1,860	Quest Diagnostics, Inc	177,258
700	WellPoint, Inc.	85,050
		436,998

	Heavy Machinery — 1.3%
1,715	Deere & Co.	119,072

	Home Construction, Furnishings & Appliances — 3.1%
665	Centex Corp.	40,771
2,380	D.R. Horton, Inc.	94,676
185	NVR, Inc. (1)	146,381
		281,828

	Industrial — 1.3%
4,240	Waste Management, Inc.	122,960

	Insurance — 5.0%
1,390	Aetna, Inc.	176,600
2,700	American International Group, Inc.	178,983
1,150	UnitedHealth Group, Inc.	102,235
		457,818

	Medical Supplies — 3.0%
2,810	Becton Dickinson & Co.	159,187
2,790	Biomet, Inc.	118,519
		277,706

	Metals — 1.4%
2,370	Nucor Corp.	133,099

	Oil & Gas — 1.5%
2,295	Newfield Exploration Co. (1)	140,454

	Pharmaceuticals — 12.2%
3,900	Abbott Laboratories	175,578
2,490	Bausch & Lomb, Inc.	181,496
1,710	Bristol-Myers Squibb Co.	40,082
1,865	Cardinal Health, Inc.	105,037
985	Forest Laboratories, Inc. (1)	40,907
4,956	Merck & Co., Inc.	139,016

5,825	Pfizer, Inc.	$140,732
7,520	Schering-Plough Corp.	139,571
3,910	Wyeth	154,953
		1,117,372

	Restaurants — 2.3%
3,735	Darden Restaurants, Inc.	110,407
2,170	Yum! Brands, Inc.	100,580
		210,987

	Retailers — 9.6%
3,550	Abercrombie & Fitch Co.-Class A	177,926
2,440	American Eagle Outfitters, Inc. (1)	123,952
1,210	Autozone, Inc.	107,993
1,945	Best Buy Co., Inc.	104,622
2,395	Home Depot, Inc.	98,818
4,850	RadioShack Corp.	160,632
3,135	Staples, Inc.	102,640
		876,583

	Technology — 10.5%
4,750	Cisco Systems, Inc. (1)	85,690
3,635	Intel Corp.	81,606
1,700	International Business Machines Corp.	158,814
3,970	Kla-Tencor Corp. (1)	183,613
1,100	Maxim Intergrated Products, Inc.	42,911
4,250	QLogic Corp. (1)	162,690
2,420	QUALCOMM, Inc.	90,121
6,460	Symantec Corp. (1)	150,841
		956,286

	Telecommunications — 1.2%
3,725	Nextel Communications, Inc. - Class A (1)	106,870

	Textiles, Clothing & Fabrics — 1.1%
1,150	Nike, Inc.-Class B	99,625

	Transportation — 1.5%
1,440	FedEx Corp.	137,736

	Transportation - Shipping — 0.9%
1,895	JB Hunt Transport Services, Inc.	83,607

	TOTAL COMMON STOCKS
	(Cost $8,223,875)	8,919,037

Face Amount
REPURCHASE AGREEMENT — 2.0%
$176,182	With Investors Bank & Trust., dated 01/31/05, principal and interest in the amount of $176,191 due 02/01/05, (collateralized by SBA #505968 with a par value of $174,618, coupon rate of 4.875%, due 06/25/27, market value of $184,991)		$176,182
TOTAL REPURCHASE AGREEMENT
(Cost $176,182)			176,182

TOTAL INVESTMENTS
(Cost $8,400,057) (2)		99.5%	$9,095,219
OTHER ASSETS IN EXCESS OF LIABILITIES		0.5	50,082
NET ASSETS		100.0%	$9,145,301

+	Percentages indicated are based on net assets.
(1)	Non-income producing security.
(2)	Aggregate cost for federal tax purposes was $8,409,371.

Abbreviation:
SBA —	Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eleven portfolios:  the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Small Capitalization Growth Portfolio, the Large Cap 100 Portfolio and the Large Cap Growth Portfolio (collectively the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.  The Large Cap 100 and Large Cap Growth Portfolios commenced operations on February 27, 2004.

The preparation of financial statements in conformity with accounting principles general accepted in the United States of America requires management to make estimates and assumptions that affect that reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues amounts of revenue and expense during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  As permitted under Rule 2a-7 of the Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence, based on the movement of an index, is believed to have changed such value, however, the Fund may use a fair valuation model to value those securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Directors.

Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:  The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios’ securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  There were no contracts open at.

Foreign Currency Translation: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

The Strategic Equity, Small Cap Equity, Large Cap Value, Small Capitalization Growth, Large Cap 100, Large Cap Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:  The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds.  In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.  There were no open reverse repurchase agreements at January 31, 2005.

Interest-Only Securities:  The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:  The Core Fixed Income Portfolio may invest in principal-only securities, which are the interest portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:  The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA Purchase Commitments:  The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:  The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date.

Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

On January 31, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net

Government Cash Portfolio	$0	$0	$—
Tax-Exempt Cash Portfolio	0	0	—
Core Fixed Income Portfolio	5,438,998	818,346	4,620,652
Strategic Equity Portfolio	9,899,869	393,971	9,505,898
Small Cap Equity Portfolio	77,456,924	2,286,968	75,169,956
Large Cap Value Portfolio	4,111,105	112,631	3,998,474
International Portfolio	379,327,470	11,247,668	368,079,802
Institutional International Portfolio	111,194,741	5,725,463	105,469,278
Small Capitalization Growth Portfolio	19,602,816	1,568,729	18,034,087
Large Cap 100 Portfolio	2,188,275	311,203	1,877,072
Large Cap Growth Portfolio	832,773	146,925	685,848

3. Lending of Portfolio Securities

Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. The Portfolios invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements, other highly-rated, liquid investments, and corporate bonds composed of investments with Bank of American, Bank of Montreal, BNP Paribas, Branch Banker & Trust, Canadian Imperial Bank of Commerce, Compass Securitization, Delaware Funding Corporation, Den Danske Bank, Falcon Asset Securitization Corp., Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Group Inc., Lloyds TSB Bank, Merrill Lynch Premier Institutional Fund, Merrimac Cash Fund – Premium Class, Park Avenue Receivables Corp., Sheffield Receivables Corp., Silver Tower US Funding and The Bank of the West.  Interest rates for these investments range from 1.86922% to 2.58%, and maturity dates range from 02/01/05 to 11/04/05.  Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The Portfolios generated additional income by lending their securities to approved brokers. On January 31, 2005, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$11,134,653	$11,335,520	10.22
Strategic Equity Portfolio	2,960,581	3,035,050	2.72
Small Cap Equity Portfolio	50,590,604	52,513,480	46.42
Large Cap Value Portfolio	2,253,289	2,316,298	2.07
International Portfolio	18,696,965	19,760,546	17.15
Institutional International Portfolio	7,198,959	7,547,528	6.60
Small Capitalization Growth Portfolio	16,150,583	16,871,646	14.82

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on her evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 25, 2005